CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	$ 400,351	¥ 2,761,304	¥ 6,951,535	¥ 6,130,437
Cost of revenues	(316,194)	(2,180,853)	(6,131,038)	(4,940,016)
Fulfilment expenses	(106,329)	(733,369)	(2,121,370)	(1,576,944)
Sales and marketing expenses	(20,137)	(138,891)	(903,345)	(589,192)
General and administrative expenses	(121,889)	(840,695)	(911,150)	(298,775)
Technology and content	(25,298)	(174,485)	(745,904)	(369,432)
Total cost and operating expenses	(589,847)	(4,068,293)	(10,812,807)	(7,774,359)
Loss from operations	(189,496)	(1,306,989)	(3,861,272)	(1,643,922)
Other income, net	212	1,464	1,263	23,431
Change in fair value of option and embedded conversion feature			79,386	5,216
Interest income/(expense), net and Changes in fair value of short-term investments	(31,338)	(216,141)	(68,893)	(33,119)
Investment income/(loss), net	(261)	(1,800)	(287)	(780)
Loss before income tax expenses	(220,883)	(1,523,466)	(3,849,803)	(1,649,174)
Income tax expenses	(14)	(98)	(35)
Net loss	(220,897)	(1,523,564)	(3,849,838)	(1,649,174)
Net loss attributable to non-controlling interests' shareholders	(1,839)	(12,683)	(112)
Net loss attributable to Missfresh Limited	(219,058)	(1,510,881)	(3,849,726)	(1,649,174)
Accretion of convertible redeemable preferred shares to redemption value			(313,680)	(508,321)
Accretion of convertible redeemable non-controlling preferred shares to redemption value			(4,296)	(6,750)
Net loss attributable to ordinary shareholders of Missfresh Limited	$ (219,058)	¥ (1,510,881)	¥ (4,167,702)	¥ (2,164,245)
Weighted average number of ordinary shares used in computing net loss per share
Basic | shares	687,808,568	687,808,568	408,600,180	98,647,803
Diluted | shares	706,929,922	706,929,922	408,600,180	98,647,803
Net loss per share attributable to ordinary shareholders of Missfresh Limited
Net loss per share -Basic | (per share)	$ (0.32)	¥ (2.20)	¥ (10.20)	¥ (21.94)
Net loss per share -Diluted | (per share)	$ (0.32)	¥ (2.20)	¥ (10.20)	¥ (21.94)
Comprehensive loss:
Net loss	$ (220,897)	¥ (1,523,564)	¥ (3,849,838)	¥ (1,649,174)
Other comprehensive loss, net of tax
Foreign currency translation adjustment, net of nil tax	4,791	33,047	(23,407)	(47,448)
Total comprehensive loss, net of tax	(216,106)	(1,490,517)	(3,873,245)	(1,696,622)
Comprehensive loss attributable to non-controlling interests' shareholders	(1,839)	(12,683)	(112)
Comprehensive loss attributable to Missfresh Limited	(214,267)	(1,477,834)	(3,873,133)	(1,696,622)
Accretion of convertible redeemable preferred shares to redemption value			(313,680)	(508,321)
Accretion of convertible redeemable non-controlling preferred shares to redemption value			(4,296)	(6,750)
Comprehensive loss attributable to ordinary shareholders of Missfresh Limited	(214,267)	(1,477,834)	(4,191,109)	(2,211,693)
Sales of products through online platforms
Net revenues
Total net revenues	383,601	2,645,775	6,786,056	5,999,675
Other revenues
Net revenues
Total net revenues	$ 16,750	¥ 115,529	¥ 165,479	¥ 130,762